Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net income	$ 117,514	$ 124,380	$ 86,255
Unrealized losses from marketable securities	(5,425)	(9,582)	0
Unrealized loss from marketable securities reclassified to Consolidated Statement of Operations	7,233	9,369	0
Foreign currency translation loss	(686)	(170)	0
Other comprehensive income (loss)	1,122	(383)	0
Comprehensive income	118,636	123,997	86,255
Comprehensive income (loss) attributable to non-controlling interest	504	(30,244)	(63,214)
Comprehensive income attributable to the Company	118,132	154,241	149,469
Comprehensive income	$ 118,636	$ 123,997	$ 86,255